UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03207
General Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
5/31/26
ITEM 1 - Reports to Stockholders

BNY Dreyfus Money Market Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Wealth Shares – GMMXX
This semi-annual shareholder report contains important information about BNY Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$22	0.43%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings
$1,821	99
Portfolio Holdings (as of 5/31/26 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
45.0%
Commercial Paper
39.1%
Negotiable Bank Certificates of Deposit
14.1%
Time Deposits
1.4%
Net Other Assets and Liabilities
0.4%

How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0196SA0526

BNY Dreyfus Money Market Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Service Shares – GMBXX
This semi-annual shareholder report contains important information about BNY Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings
$1,821	99
Portfolio Holdings (as of 5/31/26 )
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0696SA0526
BNY Dreyfus Money Market Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Premier Shares – GMGXX
This semi-annual shareholder report contains important information about BNY Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares*	$9	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings
$1,821	99
Portfolio Holdings (as of 5/31/26 )
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6168SA0526

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Dreyfus Money Market Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026
Share Class	Ticker
Wealth Shares	GMMXX
Service Shares	GMBXX
Premier Shares	GMGXX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Dreyfus Money Market Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Paper — 39.1%
ANZ Banking Group Ltd.(a),(b)	3.77	11/27/2026	5,000,000	4,909,257
ANZ New Zealand Int’L Ltd.(a),(b)	4.05	2/5/2027	10,000,000	9,730,942
ASB Bank Ltd., (1 Month SOFR +0.32%)(a),(c)	3.95	6/1/2026	7,000,000	7,000,000
Atlantic Asset Securitization LLC, (1 Month SOFR +0.19%)(a),(c)	3.82	6/1/2026	10,000,000	10,000,000
Australia & New Zealand Banking Group Ltd.(a),(b)	3.84	9/8/2026	10,000,000	9,896,875
Australia & New Zealand Banking Group Ltd.(a),(b)	3.87	7/10/2026	10,000,000	9,958,833
Australia & New Zealand Banking Group Ltd.(a),(b)	3.89	7/8/2026	10,000,000	9,960,739
Australia & New Zealand Banking Group Ltd.(a),(b)	4.01	6/5/2026	10,000,000	9,995,611
Automatic Data Processing, Inc.(a),(b)	3.71	6/4/2026	20,000,000	19,993,900
Bank of Nova Scotia(a),(b)	4.08	10/26/2026	10,000,000	9,838,300
Bank of Nova Scotia, (3 Month SOFR +0.30%)(a),(c)	3.93	6/1/2026	8,000,000	8,000,000
Barclays Bank PLC(a),(b)	3.97	9/24/2026	5,000,000	4,938,188
Barclays Bank PLC, (1 Month SOFR +0.20%)(a),(c)	3.83	6/1/2026	10,000,000	10,000,000
CDP Financial, Inc.(a),(b)	3.70	6/2/2026	7,000,000	6,999,290
CDP Financial, Inc.(a),(b)	3.79	11/3/2026	15,000,000	14,762,333
CDP Financial, Inc.(a),(b)	4.11	5/3/2027	5,000,000	4,817,533
CDP Financial, Inc.(a),(b)	4.19	3/23/2027	9,000,000	8,705,000
Charles Schwab & Co., Inc.(a),(b)	3.75	6/4/2026	20,000,000	19,993,833
Chesham Finance Ltd.(a),(b)	3.71	6/1/2026	30,000,000	30,000,000
Collateralized Commercial Paper V Co.LLC, (1 Month SOFR +0.29%)(c)	3.92	6/1/2026	18,000,000	18,000,000
Collateralized Commercial Paper V Co.LLC, (1 Month SOFR +0.30%)(c)	3.93	6/1/2026	19,000,000	19,000,000
Collateralized Commercial Paper V Co.LLC, (1 Month SOFR +0.36%)(c)	3.99	6/1/2026	12,000,000	12,000,000
Collateralized Commercial Paper V Co.LLC, (1 Month SOFR +0.37%)(c)	4.00	6/1/2026	10,000,000	10,000,000
Commonwealth Bank of Australia(a),(b)	3.96	11/23/2026	10,000,000	9,813,819
Commonwealth Bank of Australia(a),(b)	4.03	10/1/2026	7,000,000	6,907,009
Credit Agricole Corporate and Investment Bank SA(b)	4.01	11/4/2026	14,000,000	13,764,007
DNB Bank ASA(a),(b)	3.83	9/2/2026	15,000,000	14,854,881
DNB Bank ASA(a),(b)	4.04	4/21/2027	8,500,000	8,205,858
DZ Bank(a),(b)	3.76	8/10/2026	7,000,000	6,949,911
DZ Bank(a),(b)	4.03	10/13/2026	10,000,000	9,854,275
Gotham Funding Corp.(a),(b)	3.94	8/26/2026	10,000,000	9,908,028
ING Us Funding LLC, (1 Month SOFR +0.25%)(a),(c)	3.88	6/1/2026	13,000,000	13,000,000
ING Us Funding LLC, (1 Month SOFR +0.29%)(a),(c)	3.92	6/1/2026	12,000,000	12,000,000
ING US Funding LLC, (1 Month SOFR +0.27%)(a),(c)	3.90	6/1/2026	10,500,000	10,500,000
Landesbank Baden-Wuerttemberg(b)	3.68	6/1/2026	50,000,000	50,000,000
Liberty Street Funding LLC, (1 Month SOFR +0.18%)(a),(c)	3.81	6/1/2026	15,000,000	15,000,000
Macquarie Bank Ltd.(a),(b)	3.87	9/4/2026	10,000,000	9,900,250
Macquarie BK Ltd.(a),(b)	3.81	7/22/2026	10,000,000	9,947,017
National Australia Bank Ltd., (1 Month SOFR +0.19%)(a),(c)	3.82	6/1/2026	16,000,000	16,000,000
Nordea Bank ABP(a),(b)	3.95	12/14/2026	11,000,000	10,771,524
Oversea-Chinese Banking Corp. Ltd.(a),(b)	3.87	7/6/2026	10,000,000	9,963,056
Paradelle Funding LLC(b)	4.06	12/11/2026	10,000,000	9,789,844
Paradelle Funding LLC, (1 Month SOFR +0.32%)(c)	3.95	6/1/2026	3,500,000	3,500,000
Podium Funding Trust(b)	3.98	6/10/2026	7,000,000	6,993,140
Podium Funding Trust, (1 Month SOFR +0.30%)(c)	3.93	6/1/2026	14,000,000	14,000,000
Royal Bank of Canada(a),(b)	4.20	7/7/2026	11,000,000	10,954,570
Skandinaviska Enskilda Banken AB(a),(b)	3.73	7/6/2026	15,000,000	14,946,479
Svenska Handelsbanken AB(a),(b)	3.73	8/12/2026	16,000,000	15,883,200

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Paper — 39.1% (continued)
Svenska Handelsbanken AB, (1 Month SOFR +0.27%)(a),(c)	3.90	6/1/2026	11,000,000	11,000,000
Swedbank AB(a),(b)	3.76	10/27/2026	9,000,000	8,864,765
Swedbank AB(a),(b)	3.94	12/7/2026	9,000,000	8,820,214
Swedbank AB(a),(b)	3.95	11/12/2026	5,000,000	4,912,761
Swedbank AB(a),(b)	4.00	12/14/2026	5,000,000	4,894,786
Swedbank AB, (1 Month SOFR +0.25%)(a),(c)	3.88	6/1/2026	5,000,000	5,000,000
Toronto Dominion Bank(a),(b)	3.84	7/10/2026	12,000,000	11,950,925
Toronto Dominion Bank(a),(b)	3.86	6/11/2026	10,000,000	9,989,444
Toronto Dominion Bank, (3 Month SOFRCOMPOUND +0.38%)(a),(c)	4.00	6/1/2026	9,000,000	9,000,000
United Overseas Bank Ltd., (1 Month SOFRCOMPOUND +0.17%)(a),(c)	3.81	6/1/2026	10,000,000	10,000,000
Victory Receivables Corp.(a),(b)	3.89	6/10/2026	5,000,000	4,995,213
Westpac Banking Corp.(a),(b)	3.76	1/21/2027	5,456,000	5,327,443
Westpac Banking Corp.(a),(b)	3.76	1/29/2027	5,000,000	4,878,328
Westpac Banking Corp.(a),(b)	3.91	8/18/2026	9,000,000	8,925,510
Westpac Banking Corp.(a),(b)	4.04	4/12/2027	8,000,000	7,730,500
Westpac Banking Corp., (1 Month SOFR +0.27%)(a),(c)	3.90	6/1/2026	10,000,000	10,000,000
Zephyr Financire, Inc.(b)	4.02	10/21/2026	5,000,000	4,923,083
Total Commercial Paper (cost $713,120,474)				713,120,474
Negotiable Bank Certificates of Deposit — 14.1%
Bank of America NA(b)	3.75	11/12/2026	9,500,000	9,500,000
Bank of America NA(b)	3.87	9/4/2026	14,000,000	14,000,000
Bank of America NA(b)	3.95	6/8/2026	11,000,000	11,000,000
Bank of America NA(b)	3.98	2/5/2027	10,000,000	10,000,000
Bank of Nova Scotia(b)	3.82	6/22/2026	15,000,000	15,000,000
Bank of Nova Scotia, (3 Month SOFR +0.35%)(c)	3.98	6/1/2026	10,000,000	10,000,000
Barclays Bank PLC(b)	3.88	6/23/2026	10,000,000	10,000,000
Canadian Imperial Bank(b)	3.82	12/1/2026	11,500,000	11,500,000
Canadian Imperial Bank(b)	3.87	9/8/2026	10,000,000	10,000,000
Canadian Imperial Bank(b)	4.04	5/11/2027	7,000,000	7,000,000
Canadian Imperial Bank(b)	4.16	8/11/2026	11,000,000	11,000,000
Credit Industriel Et Commercial(b)	3.92	11/10/2026	10,000,000	10,000,000
DG Bank(b)	3.92	11/5/2026	14,000,000	14,000,000
Nordea Bank ABP, (1 Month SOFR +0.30%)(c)	3.93	6/1/2026	13,000,000	13,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	4.00	6/26/2026	14,000,000	14,000,000
Oversea-Chinese Banking Corp. Ltd., (3 Month SOFR +0.17%)(c)	3.80	6/1/2026	10,000,000	10,000,000
Oversea-Chinese Banking Corp. Ltd., (3 Month SOFR +0.20%)(c)	3.83	6/1/2026	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp., (1 Month SOFR +0.27%)(c)	3.90	6/1/2026	8,000,000	7,999,999
Sumitomo Mitsui Trust Bank Ltd.(b)	3.90	8/7/2026	11,000,000	11,000,000
Svenska Handelsbanken AB(b)	3.93	8/5/2026	10,000,000	10,000,088
Swedbank AB(b)	4.00	11/9/2026	13,000,000	13,000,000
Toronto Dominion Bank(b)	4.03	3/17/2027	10,000,000	10,000,000
Wells Fargo Bank(b)	3.75	10/23/2026	5,000,000	5,000,000
Wells Fargo Bank(b)	3.80	9/16/2026	15,000,000	15,000,000
Total Negotiable Bank Certificates of Deposit (cost $257,000,087)				257,000,087
Time Deposits — 1.4%
Royal Bank of Canada(b) (cost $ 25,000,000)	3.64	6/1/2026	25,000,000	25,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements — 45.0%
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of $25,007,604 (fully collateralized by: Asset-Backed Securities, 0.00%-10.05%, due 1/18/2033-5/25/2063, valued at $27,000,001)	3.65	6/1/2026	25,000,000	25,000,000
BMO Capital Markets Corp., Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of $20,006,200 (fully collateralized by: Corporate Debt Securities, 2.95%-5.25%, due 11/23/2026-6/1/2045, valued at $21,000,319)	3.72	6/1/2026	20,000,000	20,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of $65,020,150 (fully collateralized by: Asset-Backed Securities, 4.64%-6.63%, due 12/15/2027- 5/10/2040, Corporate Debt Securities, 2.50%-6.30%, due 2/26/2028-5/20/2056, Private Label Collateralized Mortgage Obligations, 0.00%-7.21%, due 11/15/2027-1/25/2066, valued at $66,950,000)	3.72	6/1/2026	65,000,000	65,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of $10,003,008 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.38%, due 7/15/2026-2/15/2056, valued at $10,200,000)	3.61	6/1/2026	10,000,000	10,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of $99,029,783 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.88%, due 11/15/2026-2/15/2056, valued at $100,980,000)	3.61	6/1/2026	99,000,000	99,000,000
Daiwa Capital Markets America, Inc., Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of
$75,022,625 (fully collateralized by: Federal Farm Credit Bank-
Agency Debentures and Agency Strips, 3.52%, due 3/6/2029,
Federal Home Loan Banks-Agency Debentures and Agency Strips,
4.45%, due 3/26/2031, Federal Home Loan Mortgage Corp-Agency
Collateralized Mortgage Obligation, 4.00%, due 5/15/2029, Federal
Home Loan Mortgage Corp-Agency Debentures and Agency Strips,
4.00%-5.25%, due 4/25/2027-6/25/2055, Federal Home Loan
Mortgage Corp-Agency Mortgage-Backed Securities, 4.00%-6.50%,
due 3/1/2049-5/1/2056, Federal National Mortgage Association-
Agency Collateralized Mortgage Obligation, 3.00%-8.00%, due
1/25/2050-10/25/2055, Federal National Mortgage Association-
Agency Mortgage-Backed Securities, 4.00%-6.50%, due 5/1/2031-
4/1/2056, Government National Mortgage Association-Agency
Collateralized Mortgage Obligation, 2.27%-5.50%, due 2/20/2046-
8/20/2065, Government National Mortgage Association-Agency
Mortgage-Backed Securities, 2.00%-7.00%, due 9/20/2046-
4/20/2066, U.S. Treasuries (including strips), 1.63%-4.50%, due
10/31/2029-8/15/2053, valued at $77,549,602)
	3.62	6/1/2026	75,000,000	75,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 5/29/2026, due at maturity date in the amount of $200,060,333 (fully collateralized by: U.S. Treasuries (including strips), 5.00%, due 5/15/2056, valued at $204,000,159)	3.62	6/1/2026	200,000,000	200,000,000

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements — 45.0% (continued)
MUFG Bank, Ltd., Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of $250,075,625 (fully
collateralized by: Federal Home Loan Mortgage Corp-Agency
Debentures and Agency Strips, 4.25%-4.91%, due 5/25/2031-
9/25/2053, Federal Home Loan Mortgage Corp-Agency Mortgage-
Backed Securities, 2.00%-6.00%, due 8/1/2042-7/1/2055, Federal
National Mortgage Association-Agency Mortgage-Backed Securities,
1.46%-6.50%, due 8/1/2026-2/1/2056, Government National
Mortgage Association-Agency Mortgage-Backed Securities, 4.00%-
5.00%, due 4/20/2046-9/20/2055, U.S. Treasuries (including
strips), 2.13%-4.00%, due 1/15/2035-11/15/2052, valued at
$255,296,340)
	3.63	6/1/2026	250,000,000	250,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 5/29/2026, due at maturity date in the amount of $75,023,438 (fully collateralized by: Corporate Debt Securities, 4.38%-7.00%, due 7/2/2029-10/7/2031, valued at $78,806,708)	3.75	6/1/2026	75,000,000	75,000,000
Total Repurchase Agreements (cost $819,000,000)				819,000,000
Total Investments (cost $1,814,120,561)			99.6%	1,814,120,561
Cash and Receivables (Net)			.4%	6,625,215
Net Assets			100.0%	1,820,745,776

SOFR—Secured Overnight Financing Rate
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $551,150,400 or 30.3% of net assets.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	995,120,561	995,120,561
Repurchase agreements, at value and amortized cost—See Schedule of Investments—Note 1(b)	819,000,000	819,000,000
Cash		954,848
Receivable for shares of Common Stock subscribed		5,514,551
Interest receivable		4,201,653
Prepaid expenses		164,877
		1,824,956,490
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		983,459
Payable for shares of Common Stock redeemed		2,837,522
Directors’ fees and expenses payable		40,477
Other accrued expenses		349,256
		4,210,714
Net Assets ($)		1,820,745,776
Composition of Net Assets ($):
Paid-in capital		1,820,661,571
Total distributable earnings (loss)		84,205
Net Assets ($)		1,820,745,776

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	731,095,657	788,446,041	301,204,078
Shares Outstanding	731,214,899	788,659,173	301,270,743
Net Asset Value Per Share ($)	1.00	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2026 (Unaudited)

Investment Income ($):
Interest Income	36,305,234
Expenses:
Management fee—Note 2(a)	1,884,710
Administrative services plan fees—Note 2(c)	2,311,416
Shareholder servicing costs—Note 2(b)	2,263,426
Registration fees	103,996
Directors’ fees and expenses—Note 2(d)	76,433
Professional fees	47,960
Chief Compliance Officer fees—Note 2(c)	19,799
Custodian fees—Note 2(c)	7,693
Prospectus and shareholders’ reports	6,450
Shareholder and regulatory reports service fees—Note 2(c)	5,250
Miscellaneous	12,035
Total Expenses	6,739,168
Less—reduction in expenses due to undertaking—Note 2(a)	(801,746)
Net Expenses	5,937,422
Net Investment Income, representing net increase in net assets resulting from operations	30,367,812
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (Unaudited)(a)	Year Ended November 30, 2025(b)

Operations ($):
Net investment income	30,367,812	78,734,452
Net realized gain (loss) on investments	-	2,495
Net Increase (Decrease) in Net Assets Resulting from Operations	30,367,812	78,736,947
Distributions ($):
Distributions to shareholders:
Wealth Shares	(12,248,393)	(28,608,950)
Service Shares	(12,077,839)	(35,907,620)
Premier Shares	(6,040,598)	(14,202,647)
Total Distributions	(30,366,830)	(78,719,217)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	328,203,038	530,491,061
Service Shares	666,753,466	1,206,789,644
Premier Shares	266,727,139	540,180,008
Distributions reinvested:
Wealth Shares	11,990,962	27,888,893
Service Shares	11,814,669	34,747,868
Premier Shares	4,511,915	11,039,462
Cost of shares redeemed:
Wealth Shares	(314,449,375)	(601,407,734)
Service Shares	(692,852,804)	(1,603,261,329)
Premier Shares	(338,790,645)	(423,684,362)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(56,091,635)	(277,216,489)
Total Increase (Decrease) in Net Assets	(56,090,653)	(277,198,759)
Net Assets ($):
Beginning of Period	1,876,836,429	2,154,035,188
End of Period	1,820,745,776	1,876,836,429

(a)	During the period ended May 31, 2026, 10,000 Premier shares representing $8,000 were exchanged for 8,000 Wealth shares.
(b)	During the period ended November 30, 2025, 314,186 Wealth shares representing $314,454 were exchanged for 310,460 Premier shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Wealth Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.040	.049	.046	.010	.000 (b)
Distributions:
Dividends from net investment income	(.017 )	(.040 )	(.049 )	(.046 )	(.010 )	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.72 (c)	4.04	4.98	4.67	1.04	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54 (d)	.54	.55	.55	.58	.56
Ratio of net expenses to average net assets	.43 (d),(e)	.49 (e),(f)	.54 (f)	.53 (f)	.42 (e),(f)	.15 (e)
Ratio of net investment income to average net assets	3.42 (d),(e)	3.97 (e),(f)	4.87 (f)	4.60 (f)	.98 (e),(f)	.01 (e)
Net Assets, end of period ($ x 1,000)	731,096	705,351	748,375	717,761	593,835	514,714

(a)	Effective February 1, 2021, the fund Class A shares were renamed Wealth shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Service Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.014	.035	.044	.041	.008	.000 (b)
Distributions:
Dividends from net investment income	(.014 )	(.035 )	(.044 )	(.041 )	(.008 )	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.44 (c)	3.52	4.51	4.21	.80	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04 (d)	1.04	1.04	1.04	1.04	1.05
Ratio of net expenses to average net assets(e)	.98 (d)	.99 (f)	1.00 (f)	.98 (f)	.63 (f)	.13
Ratio of net investment income to average net assets(e)	2.87 (d)	3.48 (f)	4.42 (f)	4.10 (f)	.76 (f)	.01
Net Assets, end of period ($ x 1,000)	788,446	802,730	1,164,420	1,115,051	1,677,613	2,058,384

(a)	Effective February 1, 2021, the fund Class B shares were renamed Service shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Premier Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.018	.042	.052	.049	.012	.000 (b)
Distributions:
Dividends from net investment income	(.018 )	(.042 )	(.052 )	(.049 )	(.012 )	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.85 (c)	4.31	5.28	5.00	1.24	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27 (d)	.27	.29	.25	.25	.27
Ratio of net expenses to average net assets	.18 (d),(e)	.22 (e),(f)	.28 (f)	.23 (f)	.22 (e),(f)	.12 (e)
Ratio of net investment income to average net assets	3.68 (d),(e)	4.24 (e),(f)	5.16 (f)	4.91 (f)	1.18 (e),(f)	.01 (e)
Net Assets, end of period ($ x 1,000)	301,204	368,756	241,240	272,476	228,130	124,090

(a)	Effective February 1, 2021, the fund Dreyfus Class shares were renamed Premier shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Dreyfus Money Market Fund (the “fund”) is the sole series of General Money Market Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
Effective May 29, 2026, the fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Wealth shares (7 billion shares authorized), Service shares (28.5 billion shares authorized) and Premier shares (7 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of  Directors (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Money market securities are valued using amortized cost, in accordance with rules under the Act, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. The Board overseeing this fund has established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the fund price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include periodic review by the Board of the deviation of the fund NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) from the fund $1.00 per share based on amortized cost. A fund cannot guarantee that its NAV will always remain at $1.00 per share. These securities are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Paper	—	713,120,474	—	713,120,474
Negotiable Bank Certificates of Deposit	—	257,000,087	—	257,000,087
Time Deposits	—	25,000,000	—	25,000,000
Repurchase Agreements	—	819,000,000	—	819,000,000
	—	1,814,120,561	—	1,814,120,561

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Liabilities. As of May 31, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	819,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(819,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Schedule of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
Banking Industry Risk: The risks generally associated with concentrating investments (i.e., hold 25% or more of its total assets) in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if such investments were not concentrated in the banking industry.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement. If a counterparty fails to honor the terms of the repurchase agreement, the fund may suffer a loss if the proceeds from the sale of the underlying securities are less than the repurchase price.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $31,329 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2025 was as follows: ordinary income $78,719,217. The tax character of current year distributions will be determined at the end of the current fiscal year.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly.
The Adviser has contractually agreed, from December 1, 2025 through March 31, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed an annual rate of 1.00% of the value of the average daily net assets of Service shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2027, the Adviser may terminate the expense limitation agreement at any time.
In addition, the Adviser has agreed, from December 1, 2025 through November 30, 2026, to waive receipt and/or assume the direct expenses of the fund’s Wealth Shares (excluding management fee, brokerage commissions and shareholder services fee). To the extent that it is necessary for the Adviser to waive receipt of its fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.
The Adviser has also agreed, from December 1, 2025 through November 30, 2026, to waive receipt and/or assume the direct expenses (excluding management fee and brokerage commissions) of the fund’s Premier Shares. To the extent that it is necessary for the Adviser to waive receipt of its fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.
The Adviser has agreed, from December 1, 2025 through November 30, 2026, to waive receipt of a portion of its management fee in the amount of .02% of the value of the fund’s average daily net assets. The waiver is voluntary, not contractual, and may be terminated by the Adviser at any time.
The reduction in expenses, pursuant to the undertakings, amounted to $801,746 during the period ended May 31, 2026.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Adviser and the Distributor have undertaken, that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fees” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth and Premier shares’ average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. If said rule is amended in any material respect (e.g. to provide for a limit that exceeds .25%), this undertaking shall terminate automatically. During the period ended May 31, 2026, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the reimbursement shareholder services plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2026, Premier shares were charged $43,650 pursuant to the Reimbursement Shareholder Services Plan.
Under the compensation shareholder services plan with respect to Wealth and Service shares (the “Compensation Shareholder Services Plan”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2026, Wealth and Service shares were charged $894,352 and $1,050,644, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
(c) Under the administrative services plan with respect to Service shares (the “Administrative Services Plan”), pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .55% of the value of the fund’s Service shares average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended May 31, 2026, Service shares were charged $2,311,416 pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $176,116 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $7,693 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2026, the fund was charged $13,504 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended May 31, 2026, the fund was charged $19,799 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $5,250 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $312,703, Administrative Services Plan fees of $375,387, Shareholder Services Plans fees of $325,248, Custodian fees of $8,400, Chief Compliance Officer fees of $3,845, Transfer Agent fees of $88,425, checkwriting fees of $2,700 and shareholder and regulatory reports service fees of $6,125, which are offset against an expense reimbursement currently in effect in the amount of $139,374.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $96,232.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Wealth shares with the performance of a group of retail no-load money market instrument funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail money market instrument funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of retail no-load money market instrument funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was slightly above or equal to the Performance Group median for all periods, and was slightly above or equal to the Performance Universe median for all periods, except for the four-, five- and ten-year periods when the fund’s gross total return performance was slightly below the Performance Universe median. The Board also considered that the fund’s net total return performance was slightly above or equal to the Performance Group median for all periods, except for the ten-year period when the fund’s net total return performance was slightly below the Performance Group median, and was below the Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians in certain periods when the fund’s performance was below median.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and approximately equivalent to than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0196NCSRSA0526

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

,

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)